Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Other assets and other liabilities
end of	2Q21		1Q21		4Q20
Other assets (CHF million)
Cash collateral on derivative instruments	7,664	[1]	8,817	[1]	7,741
Cash collateral on non-derivative transactions	416		250		635
Derivative instruments used for hedging	457		295		131
Assets held-for-sale	8,169		13,193		7,077
of which loans [2]	8,136		13,160		7,046
allowance for loans held-for-sale	(51)		(51)		(48)
of which real estate [3]	31		27		27
of which long-lived assets	2		6		4
Premises, equipment and right-of-use assets	7,428		7,523		7,376
Assets held for separate accounts	107		107		102
Interest and fees receivable	4,155		4,838		4,255
Deferred tax assets	4,201		3,964		3,667
Prepaid expenses	693		688		448
of which cloud computing arrangement implementation costs	45		43		38
Failed purchases	1,793		1,595		1,451
Defined benefit pension and post-retirement plan assets	3,047		3,073		2,872
Other	4,041		4,559		3,882
Other assets	42,171		48,902		39,637
Other liabilities (CHF million)
Cash collateral on derivative instruments	7,200		8,839		7,831
Cash collateral on non-derivative transactions	215		258		174
Derivative instruments used for hedging	12		39		45
Operating leases liabilities	2,652		2,740		2,759
Provisions	1,256		1,653		2,080
of which expected credit losses on off-balance sheet credit exposures	260		324		311
Restructuring liabilities	25		42		52
Liabilities held for separate accounts	107		107		102
Interest and fees payable	4,128		4,651		4,297
Current tax liabilities	622		569		555
Deferred tax liabilities	578		557		530
Failed sales	1,437		1,090		1,120
Defined benefit pension and post-retirement plan liabilities	414		425		410
Other	10,425		10,733		11,479
Other liabilities	29,071		31,703		31,434
1
As of the end of 1Q21, cash collateral on derivative instruments was net of an allowance for credit losses of CHF 4,394 million related to the failure of Archegos to meet its margin commitments; after the closeout of all derivatives including collateral in 2Q21, the remaining receivable balance and the related allowance for credit losses have been reclassified to brokerage receivables.

2 Included as of the end of 2Q21, 1Q21 and 4Q20 were CHF 363 million, CHF 471 million and CHF 262 million, respectively, in restricted loans, which represented collateral on secured borrowings.
3
As of the end of 2Q21, 1Q21 and 4Q20, real estate held-for-sale included foreclosed or repossessed real estate of CHF 8 million, CHF 8 million and CHF 8 million, respectively, of which CHF 8 million, CHF 8 million and CHF 8 million, respectively were related to residential real estate.

Bank
Other assets and other liabilities
end of	6M21	2020
Other assets (CHF million)
Cash collateral on derivative instruments	7,664	7,741
Cash collateral on non-derivative transactions	416	635
Derivative instruments used for hedging	457	131
Assets held-for-sale	8,169	7,077
of which loans [1]	8,136	7,046
allowance for loans held-for-sale	(51)	(48)
of which real estate [2]	31	27
of which long-lived assets	2	4
Premises, equipment and right-of-use assets	6,263	6,213
Assets held for separate accounts	107	102
Interest and fees receivable	4,225	4,397
Deferred tax assets	4,155	3,630
Prepaid expenses	570	367
of which cloud computing arrangement implementation costs	39	32
Failed purchases	1,793	1,451
Defined benefit pension and post-retirement plan assets	910	975
Other	4,050	3,855
Other assets	38,779	36,574
Other liabilities (CHF million)
Cash collateral on derivative instruments	7,209	7,831
Cash collateral on non-derivative transactions	215	174
Derivative instruments used for hedging	12	45
Operating leases liabilities	1,896	1,981
Provisions	1,244	2,067
of which expected credit losses on off-balance sheet credit exposures	260	311
Restructuring liabilities	25	49
Liabilities held for separate accounts	107	102
Interest and fees payable	4,068	4,397
Current tax liabilities	612	542
Deferred tax liabilities	164	157
Failed sales	1,437	1,120
Defined benefit pension and post-retirement plan liabilities	406	403
Other	10,540	11,472
Other liabilities	27,935	30,340
1 Included as of the end of 6M21 and 2020 were CHF 363 million and CHF 262 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 6M21 and 2020, real estate held-for-sale included foreclosed or repossessed real estate of CHF 8 million and CHF 8 million, respectively, of which CHF 8 million and CHF 8 million, respectively, were related to residential real estate.